Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Sep. 03, 2020	Aug. 20, 2020	Jan. 26, 2020	Jun. 30, 2020	Dec. 31, 2019	Aug. 31, 2019
Subsequent Events (Details) [Line Items]
Common stock, shares issued				576,556	576,556
Additional ordinary shares				375,000
Warrants to purchase ordinary shares				375,000
Increase convertible notes interest percentage					8.00%	10.00%
Convertable debt converted into shares				2,415,022
Convertible preferred stock, shares outstanding				2,954,267	2,954,267
IPO [Member]
Subsequent Events (Details) [Line Items]
Shares issued, price per share (in Dollars per share)				$ 0.8475
Warrant term				5 years
Convertable debt converted into shares				312,170
Director [Member]
Subsequent Events (Details) [Line Items]
One time payment (in Dollars)			$ 150,000
Board of Directors Chairman [Member]
Subsequent Events (Details) [Line Items]
One time payment, quarterly basis (in Dollars)			$ 37,500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued		152,110
Subsequent events, description		the Company entered into an extension agreement with the August 2019 convertible notes investors, according to which the investors agreed to extend the original term by 60 days in exchange for 10% increase in the principal amount of the notes. As a result of the above, the number of units to be issued upon exercise of the August 2019 warrants was similarly increased by 10%.
Forecast [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Shares, issued	2,500,000
Shares issued, price per share (in Dollars per share)	$ 8.00
Warrant term	5 years
Exercise price (in Dollars per share)	$ 8.80
Gross proceeds (in Dollars)	$ 20,000,000
Net proceeds (in Dollars)	$ 17,600,000